TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Liabilities and Assets
Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Group's deferred tax liabilities and assets are as follows:

	December 31,
	2018	2017
Deferred tax asset (liability):

Tax loss carry-forwards	$6,681	$5,936
Allowances for doubtful accounts and accruals for employee benefits	74	101
Intangible assets	28	38
Depreciation, accruals for interest and other	533	695

Deferred tax asset before valuation allowance	7,316	6,770
Goodwill	(791)	(785)
Valuation allowance	(6,706)	(6,131)

Deferred tax liability, net	$(181)	$(146)

Schedule of Reconciliation of the Statutory Tax Rate to the Effective Income Tax Rate
A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the statements of operations is as follows:

	Year ended December 31,
	2018	2017	2016

Loss before taxes on income, net, as reported in the statements of operations from continuing operations	$(840)	$(411)	$(881)

Tax rates	23%	24%	25%

Theoretical tax benefit	$(193)	$(99)	$(220)

Decrease in taxes resulting from:

Non– deductible expenses	37	24	57
Loss and timing differences for which no deferred tax was provided	187	50	195
Tax adjustment in respect of different tax rate of subsidiaries	6	12	29
Changes in provision for uncertain tax positions	9	4	2

Taxes on income, net, as reported in the statements of operations	$46	$(9)	$63

Schedule of Income (Loss) Before Income Tax Domestic and Foreign
Loss before income (expense) taxes is comprised as follows:
	Year ended December 31,
	2018	2017	2016

Domestic	$(803)	$(351)	$(923)
Foreign	(37)	(60)	42

	$(840)	$(411)	$(881)

Schedule of Components of Income Taxes
Taxes on income are comprised as follows:

	Year ended December 31,
	2018	2017	2016

Current	$11	$11	$4
Deferred	35	(20)	59

	$46	$(9)	$63

Foreign	$46	$(12)	$63
Domestic	-	3	-

	$46	$(9)	$63

Reconciliation of Total Unrecognized Tax Benefits
As of December 31, 2018, the Company recorded a liability for unrecognized tax benefits of $148. A reconciliation of the opening and closing amounts of unrecognized tax benefits is as follows:

	2018	2017

Balance as of beginning of the year	$139	$135
Cumulative translation adjustments and other	9	4

Balance at the end of the year	$148	$139